Compensation and benefits - Summary of compensation of key management (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of compensation of key management [Abstract]
Compensation and short-term benefits	$ 1,425	$ 906	$ 1,367
Medical and similar benefits, contributions to pension schemes	73	66	52
Share-based compensation	443	449	840
Total compensation of key management	$ 1,941	$ 1,421	$ 2,259